Fiera Capital Small/Mid-Cap Growth Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 97.6%
Communications — 10.7%
Internet — 4.4%
Etsy, Inc.(1)	14,938	$1,789,274
GoDaddy, Inc., Class A(1)	18,466	1,381,626
		3,170,900
Media — 2.7%
New York Times Co., Class A	35,330	1,146,812
Nexstar Broadcasting Group, Inc., Class A	4,664	816,340
		1,963,152
Telecommunications — 3.6%
Arista Networks, Inc.(1)	21,856	2,652,225
Total Communications		7,786,277
Consumer, Cyclical — 14.1%
Apparel — 3.3%
Deckers Outdoor Corp.(1)	5,920	2,363,027
Distribution/Wholesale — 0.8%
Avient Corp.	17,680	596,877
Home Furnishings — 1.5%
Dolby Laboratories, Inc., Class A	15,555	1,097,250
Leisure Time — 1.9%
Harley-Davidson, Inc.	15,905	661,648
Royal Caribbean Cruises, Ltd.(1)	15,100	746,393
		1,408,041
Lodging — 3.4%
Hyatt Hotels Corp., Class A(1)	27,712	2,506,550
Retail — 1.9%
Lithia Motors, Inc., Class A	4,100	839,434
RH(1)	2,110	563,771
		1,403,205
Textiles — 1.3%
Mohawk Industries, Inc.(1)	9,056	925,704
Total Consumer, Cyclical		10,300,654
Consumer, Non-cyclical — 30.7%
Biotechnology — 13.5%
Amicus Therapeutics, Inc.(1)	139,130	1,698,777
Argenx SE, ADR(1)	4,586	1,737,314
Arrowhead Pharmaceuticals, Inc.(1)	28,228	1,144,928
BioMarin Pharmaceutical, Inc.(1)	12,115	1,253,781
Exelixis, Inc.(1)	66,980	1,074,359
Guardant Health, Inc.(1)	14,780	402,016
Karuna Therapeutics, Inc.(1)	4,470	878,355
Mirati Therapeutics, Inc.(1)	19,150	867,687
SpringWorks Therapeutics, Inc.(1)	16,800	436,968
Veracyte, Inc.(1)	15,900	377,307
		9,871,492
Commercial Services — 4.3%
Insperity, Inc.	11,211	1,273,569
Ritchie Bros Auctioneers, Inc.	8,200	474,206

Fiera Capital Small/Mid-Cap Growth Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
United Rentals, Inc.(1)	3,840	$1,364,813
		3,112,588
Healthcare-Products — 7.5%
AtriCure, Inc.(1)	18,393	816,281
Inari Medical, Inc.(1)	9,594	609,795
iRhythm Technologies, Inc.(1)	18,825	1,763,338
Novocure, Ltd.(1)	8,400	616,140
Shockwave Medical, Inc.(1)	8,238	1,693,815
		5,499,369
Healthcare-Services — 3.7%
ICON PLC(1)	3,410	662,392
Molina Healthcare, Inc.(1)	6,157	2,033,165
		2,695,557
Pharmaceuticals — 1.7%
Neurocrine Biosciences, Inc.(1)	10,626	1,269,170
Total Consumer, Non-Cyclical		22,448,176
Energy — 4.5%
Oil & Gas — 1.8%
Devon Energy Corp.	21,452	1,319,512
Oil & Gas Services — 2.7%
ChampionX Corp.	67,530	1,957,695
Total Energy		3,277,207
Financial — 5.7%
Banks — 2.5%
Citizens Financial Group, Inc.	46,506	1,830,941
Diversified Financial Services — 1.8%
Invesco, Ltd.	72,790	1,309,492
Private Equity — 1.4%
Ares Management Corp., Class A	14,740	1,008,806
Total Financial		4,149,239
Industrial — 12.2%
Engineering & Construction — 5.1%
EMCOR Group, Inc.	12,534	1,856,411
Jacobs Engineering Group, Inc.	9,990	1,199,499
TopBuild Corp.(1)	4,330	677,602
		3,733,512
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	8,155	978,437
Machinery-Diversified — 4.1%
Cognex Corp.	14,441	680,315
Graco, Inc.	13,219	889,110
Nordson Corp.	6,101	1,450,330
		3,019,755
Miscellaneous Manufacturing — 1.7%
AO Smith Corp.	20,972	1,200,437
Total Industrial		8,932,141
Technology — 19.7%

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Computers — 2.0%
Fortinet, Inc.(1)	29,934	$1,463,473
Semiconductors — 4.6%
Entegris, Inc.	18,625	1,221,614
Lattice Semiconductor Corp.(1)	18,210	1,181,465
Power Integrations, Inc.	13,361	958,251
		3,361,330
Software — 13.1%
ACI Worldwide, Inc.(1)	25,001	575,023
Blackline, Inc.(1)	9,760	656,555
Gitlab, Inc., Class A(1)	15,860	720,678
HubSpot, Inc.(1)	3,900	1,127,607
Jack Henry & Associates, Inc.	5,801	1,018,424
JFrog, Ltd.(1)	28,009	597,432
MongoDB, Inc., Class A(1)	4,880	960,579
Outset Medical, Inc.(1)	15,130	390,657
Paycom Software, Inc.(1)	5,396	1,674,433
PubMatic, Inc., Class A(1)	36,850	472,049
Tyler Technologies, Inc.(1)	4,150	1,338,001
		9,531,438
Total Technology		14,356,241
Total Common Stocks
(identified cost $54,640,266)		71,249,935
Total Investments — 97.6%
(identified cost $54,640,266)		71,249,935
Other Assets and Liabilities — 2.4%		1,720,756
Total Net Assets — 100.0%		$72,970,691

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 98.5%
Australia — 2.6%
Commonwealth Bank of Australia	76,441	$5,339,629
Canada — 3.8%
Canadian National Railway Co.	65,857	7,829,080
Denmark — 7.6%
Chr Hansen Holding A/S	26,216	1,885,780
Novo Nordisk A/S, Class B	102,631	13,857,874
		15,743,654
France — 14.7%
Air Liquide SA	33,460	4,742,136
EssilorLuxottica SA	43,648	7,905,418
L'Oreal SA	22,786	8,136,812
LVMH Moet Hennessy Louis Vuitton SE	13,470	9,803,311
		30,587,677
Germany — 3.6%
Rational AG	3,670	2,180,315
SAP SE	52,351	5,401,534
		7,581,849
India — 2.9%
HDFC Bank, Ltd., ADR	86,924	5,946,471
Japan — 9.5%
FANUC Corp.	19,201	2,901,949
Keyence Corp.	20,220	7,922,222
Shimano, Inc.	29,321	4,673,844
Unicharm Corp.	109,011	4,209,599
		19,707,614
Sweden — 1.4%
Svenska Handelsbanken AB, Class A	300,458	3,026,204
Switzerland — 19.4%
Alcon, Inc.	74,367	5,081,115
Cie Financiere Richemont SA	44,254	5,738,136
Geberit AG	9,801	4,615,914
Nestle SA	111,682	12,939,991
Roche Holding AG	22,162	6,962,324
Schindler Holding AG	26,298	4,945,628
		40,283,108
Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	142,314	10,600,970
United Kingdom — 23.7%
Bunzl PLC	132,292	4,412,399
Diageo PLC	199,103	8,785,372
Howden Joinery Group PLC	556,314	3,776,909
InterContinental Hotels Group PLC	120,590	6,915,848
Intertek Group PLC	84,390	4,115,441
London Stock Exchange Group PLC	93,328	8,051,119
Rotork PLC	914,708	3,390,347
Spirax-Sarco Engineering PLC	37,124	4,763,918
Unilever PLC	101,205	5,077,583
		49,288,936
United States — 4.2%
S&P Global, Inc.	26,442	8,856,483

Fiera Capital International Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $170,219,874)		$204,791,675
Total Investments — 98.5%
(identified cost $170,219,874)		204,791,675
Other Assets and Liabilities — 1.5%		3,109,407
Total Net Assets — 100.0%		$207,901,082

ADR — American Depositary Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund
Industry Allocation
December 31, 2022 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$9,803,311	4.7%
Banks	14,312,303	6.9
Beverages	8,785,372	4.2
Building Materials	4,615,914	2.2
Chemicals	6,627,916	3.2
Commercial Services	12,971,924	6.2
Cosmetics/Personal Care	17,423,994	8.4
Distribution/Wholesale	4,412,399	2.1
Diversified Financial Services	8,051,120	3.9
Electronics	3,390,347	1.6
Food	12,939,991	6.2
Hand/Machine Tools	4,945,628	2.4
Healthcare-Products	12,986,533	6.2
Home Furnishings	5,957,224	2.9
Leisure Time	4,673,844	2.3
Lodging	6,915,848	3.3
Machinery-Diversified	15,588,089	7.5
Pharmaceuticals	20,820,198	10.0
Retail	5,738,136	2.8
Semiconductors	10,600,970	5.1
Software	5,401,534	2.6
Transportation	7,829,080	3.8
Total Common Stocks	204,791,675	98.5
Other Assets and Liabilities	3,109,407	1.5
Total Net Assets	$207,901,082	100.0%

Fiera Capital Global Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.6%
France — 4.1%
LVMH Moet Hennessy Louis Vuitton SE	1,443	$1,050,199
India — 2.4%
HDFC Bank, Ltd., ADR	9,060	619,795
Japan — 2.9%
Keyence Corp.	1,942	760,878
Switzerland — 9.8%
Geberit AG	1,095	515,705
Nestle SA	8,322	964,225
Roche Holding AG	2,335	733,554
Schindler Holding AG	1,624	305,411
		2,518,895
Taiwan — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,079	974,255
United Kingdom — 9.2%
Diageo PLC	18,865	832,414
InterContinental Hotels Group PLC	9,645	553,142
Intertek Group PLC	7,361	358,973
Spirax-Sarco Engineering PLC	2,910	373,424
Unilever PLC	4,956	248,649
		2,366,602
United States — 67.4%
Alphabet, Inc., Class A (1)	14,759	1,302,187
AutoZone, Inc. (1)	530	1,307,075
Becton, Dickinson and Co.	2,926	744,082
Carrier Global Corp.	12,348	509,355
CME Group, Inc.	3,389	569,894
Graco, Inc.	8,132	546,958
Johnson & Johnson	6,450	1,139,393
Mastercard, Inc., Class A	3,595	1,250,089
Mettler-Toledo International, Inc. (1)	469	677,916
Microsoft Corp.	6,800	1,630,776
Moody's Corp.	5,228	1,456,625
MSCI, Inc.	1,676	779,625
NIKE, Inc., Class B	5,352	626,238
Oracle Corp.	9,283	758,793
Otis Worldwide Corp.	9,023	706,591
PepsiCo, Inc.	4,605	831,939
Sherwin-Williams Co.	3,025	717,923
TJX Cos., Inc.	11,248	895,341
UnitedHealth Group, Inc.	1,785	946,371
		17,397,171
Total Common Stocks
(identified cost $20,377,936)		25,687,795
Total Investments — 99.6%
(identified cost $20,377,936)		25,687,795
Other Assets and Liabilities — 0.4%		104,914
Total Net Assets — 100.0%		$25,792,709

(1)	Non-income producing.

ADR — American Depositary Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Global Equity Fund
Industry Allocation
December 31, 2022 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,676,436	6.5%
Banks	619,795	2.4
Beverages	1,664,353	6.5
Building Materials	1,025,060	4.0
Chemicals	717,923	2.8
Commercial Services	1,815,599	7.0
Cosmetics/Personal Care	248,649	1.0
Diversified Financial Services	1,819,984	7.1
Electronics	677,916	2.6
Food	964,225	3.7
Hand/Machine Tools	305,411	1.2
Healthcare-Services	946,371	3.7
Internet	1,302,187	5.0
Lodging	553,142	2.1
Machinery-Diversified	2,387,852	9.3
Pharmaceuticals	2,617,028	10.1
Retail	2,202,416	8.5
Semiconductors	974,255	3.8
Software	3,169,193	12.3
Total Common Stocks	25,687,795	99.6
Other Assets and Liabilities	104,914	0.4
Total Net Assets	$25,792,709	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.8%
Basic Materials — 7.4%
Chemicals — 7.4%
Linde PLC	11,153	$3,637,886
Sherwin-Williams Co.	11,692	2,774,862
Total Basic Materials		6,412,748
Communications — 8.3%
Internet — 6.2%
Alphabet, Inc., Class A(1)	60,391	5,328,298
Media — 2.1%
FactSet Research Systems, Inc.	4,540	1,821,493
Total Communications		7,149,791
Consumer, Cyclical — 17.0%
Apparel — 2.8%
NIKE, Inc., Class B	20,731	2,425,734
Retail — 14.2%
AutoZone, Inc.(1)	2,143	5,285,024
Lowe's Cos., Inc.	18,257	3,637,525
TJX Cos., Inc.	40,906	3,256,117
		12,178,666
Total Consumer, Cyclical		14,604,400
Consumer, Non-cyclical — 20.5%
Beverages — 4.3%
PepsiCo, Inc.	20,629	3,726,835
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	17,853	1,406,638
Healthcare-Services — 6.3%
UnitedHealth Group, Inc.	10,243	5,430,634
Pharmaceuticals — 8.3%
Becton, Dickinson and Co.	10,361	2,634,802
Johnson & Johnson	25,496	4,503,869
		7,138,671
Total Consumer, Non-Cyclical		17,702,778
Financial — 13.3%
Diversified Financial Services — 13.3%
CME Group, Inc.	13,297	2,236,023
Mastercard, Inc., Class A	12,293	4,274,645
Moody's Corp.	17,767	4,950,242
Total Financial		11,460,910
Industrial — 12.9%
Building Materials — 2.4%
Carrier Global Corp.	49,734	2,051,527
Electronics — 2.8%
Mettler-Toledo International, Inc.(1)	1,666	2,408,120

Fiera Capital U.S. Equity Long-Term Quality Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Shares	Value
Machinery-Diversified — 7.7%
Graco, Inc.	33,832	$2,275,540
Middleby Corp.(1)	15,411	2,063,533
Otis Worldwide Corp.	29,258	2,291,194
		6,630,267
Total Industrial		11,089,914
Technology — 20.4%
Semiconductors — 3.2%
Analog Devices, Inc.	16,768	2,750,455
Software — 17.2%
Adobe Systems, Inc.(1)	5,550	1,867,742
Microsoft Corp.	31,231	7,489,818
MSCI, Inc.	6,459	3,004,533
Oracle Corp.	30,658	2,505,985
		14,868,078
Total Technology		17,618,533
Total Common Stocks
(identified cost $64,489,202)		86,039,074
Total Investments — 99.8%
(identified cost $64,489,202)		86,039,074
Other Assets and Liabilities — 0.2%		170,528
Total Net Assets — 100.0%		$86,209,602

(1)	Non-income producing.

PLC – Public Limited Company

See accompanying notes to the Schedule of Investments